Deferred Income Tax and income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities
The analysis of deferred tax assets and deferred tax liabilities as at December 31, 2019 and 2020, is as follows:

(In millions of Korean won)	December 31, 2019		December 31, 2020
Deferred tax assets
Deferred tax assets to be recovered within 12 months	￦	419,889	￦	404,434
Deferred tax assets to be recovered after more than 12 months		1,613,836		1,631,759

Deferred tax assets before offsetting		2,033,725		2,036,193

Deferred tax liabilities
Deferred tax liability to be recovered within 12 months		(538,578)		(637,317)
Deferred tax liability to be recovered after more than 12 months		(1,495,759)		(1,394,509)

Deferred tax liabilities before offsetting		(2,034,337)		(2,031,826)

Deferred tax assets after offsetting	￦	424,856	￦	433,698

Deferred tax liabilities after offsetting	￦	425,468	￦	429,331

Summary of Gross Movements on the Deferred Income Tax Account
The gross movements on the deferred income tax account for the years ended December 31, 2019 and 2020, are calculated as follows:

(In millions of Korean won)	2019		2020
Beginning	￦	260,584	￦	(612)
Changes to the statement of operations		(199,527)		(72,124)
Changes to other comprehensive loss (income)		(61,669)		77,103

Ending	￦	(612)	￦	4,367

Summary of Movement in Deferred Income Tax Assets and Liabilities
The movement in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

(In millions of Korean won)	2019
	Beginning	Consolidated statements of operations	Other comprehensive income	Ending
Deferred tax liabilities
Derivative instruments	—	(10,250)	(648)	(10,898)
Investment in subsidiaries, associates, and joint ventures	(93,604)	(14,622)	35	(108,191)
Depreciation	(424)	(11,182)	—	(11,606)
Advanced depreciation provision	(313,184)	63	—	(313,121)
Deposits for severance benefits	(398,982)	(99,126)	1,255	(496,853)
Accrued income	(1,558)	17	—	(1,541)
Reserve for technology and human resource development	(204)	—	—	(204)
Contract cost	(369,916)	(40,947)	—	(410,863)
Contract assets	(11,505)	(42,245)	—	(53,750)
Financial assets at fair value through profit or loss	(661)	338	—	(323)
Financial assets at fair value through other comprehensive income	(41,798)	(3,556)	(58,483)	(103,837)
Others	(284,255)	(238,725)	(170)	(523,150)

Total	(1,516,091)	(460,235)	(58,011)	(2,034,337)

Deferred tax assets
Derivative instruments	8,341	(850)	(7,491)	—
Provision for impairment or trade receivables	99,887	(15,816)	—	84,071
Inventory valuation	121	(98)	—	23
Contribution for construction	16,800	(646)	—	16,154
Unsettled expenses	127,897	32,539	—	160,436
Provisions	36,178	(3,354)	—	32,824
Property and equipment	230,278	(1,623)	—	228,655
Defined benefit liabilities	513,842	48,847	6,782	569,471
Withholding of facilities expenses	6,609	(426)	—	6,183
Deduction of installment receivables	42	6	—	48
Assets retirement obligation	24,532	4,484	—	29,016
Gain or loss foreign currency translation	10,672	10,005	—	20,677
Deferred revenue	39,641	(3,841)	—	35,800
Real-estate sales	21,728	(8,043)	—	13,685
Others	537,209	174,177	(2,949)	708,437

Total	1,673,777	235,361	(3,658)	1,905,480

Temporary difference, net	157,686	(224,874)	(61,669)	(128,857)
Tax credit carryforwards	102,898	25,347	—	128,245

Total net balance	260,584	(199,527)	(61,669)	(612)

(In millions of Korean won)	2020
	Beginning	Consolidated statements of operations	Other comprehensive income	Ending
Deferred tax liabilities
Derivative instruments	(10,898)	10,055	—	(843)
Investment in subsidiaries, associates, and joint ventures	(108,191)	(64,553)	(8,820)	(181,564)
Depreciation	(11,606)	7,431	—	(4,175)
Advanced depreciation provision	(313,121)	1,203	—	(311,918)
Deposits for severance benefits	(496,853)	(26,419)	2,015	(521,257)
Accrued income	(1,541)	(212)	—	(1,753)
Reserve for technology and human resource development	(204)	—	—	(204)
Contract cost	(410,863)	67,898	—	(342,965)
Contract assets	(53,750)	(112,794)	—	(166,544)
Financial assets at fair value through profit or loss	(323)	(304)	—	(627)
Financial assets at fair value through other comprehensive income	(103,837)	(4,420)	77,634	(30,623)
Others	(523,150)	53,797	—	(469,353)

Total	(2,034,337)	(68,318)	70,829	(2,031,826)

Deferred tax assets
Derivative instruments	—	40,342	(9,860)	30,482
Provision for impairment or trade receivables	84,071	4,994	—	89,065
Inventory valuation	23	(259)	—	(236)
Contribution for construction	16,154	246	—	16,400
Unsettled expenses	160,436	(24,358)	—	136,078
Provisions	32,824	1,198	—	34,022
Property and equipment	228,655	(1,695)	—	226,960
Defined benefit liabilities	569,471	13,707	15,186	598,364
Withholding of facilities expenses	6,183	(436)	—	5,747
Deduction of installment receivables	48	(20)	—	28
Assets retirement obligation	29,016	(883)	—	28,133
Gain or loss foreign currency translation	20,677	(20,539)	—	138
Deferred revenue	35,800	7,230	—	43,030
Contract assets	—	97,464	—	97,464
Real-estate sales	13,685	(13,685)	—	—
Others	708,437	(123,798)	948	585,587

Total	1,905,480	(20,492)	6,274	1,891,262

Temporary difference, net	(128,857)	(88,810)	77,103	(140,564)
Tax credit carryforwards	128,245	16,686	—	144,931

Total net balance	(612)	(72,124)	77,103	4,367

Summary of Tax Impacts Recognized Directly To Equity
The tax impacts recognized directly to equity as at December 31, 2018, 2019, and 2020, are as follows:

	2018						2019						2020
(In millions of Korean won)	Before recognition		Tax effect		After recognition		Before recognition		Tax effect		After recognition		Before recognition		Tax effect		After recognition
Gain on valuation of financial assets at fair value through other comprehensive income		59,384		(15,573)		43,811		225,635		(58,483)		167,152		54,969		(12,972)		41,997
Gain (loss) on valuation of hedge instruments		(36,756)		9,745		(27,011)		31,003		(8,139)		22,864		37,247		(9,860)		27,387
Remeasurements of net defined benefit liabilities		(116,324)		42,813		(73,511)		(33,814)		8,037		(25,777)		(77,382)		17,201		(60,181)
Share of gain(loss) of associates and joint ventures, and others		(1,036)		179		(857)		4,493		(1,327)		3,166		25,538		(8,820)		16,718
Exchange differences on translation for foreign operations		3,989		(1,049)		2,940		6,692		(1,759)		4,933		(3,614)		948		(2,666)

Total	￦	(90,743)	￦	36,115	￦	(54,628)	￦	234,009	￦	(61,671)	￦	172,338	￦	36,758	￦	(13,503)	￦	23,255

Summary of Details of Income Tax Expense
Details of income tax expense for the years ended December 31, 2018, 2019 and 2020, are calculated as follows:

(In millions of Korean won)	2018		2019		2020
Current income tax expense	￦	329,581	￦	120,533	￦	213,225
Impact of change in deferred taxes		(15,016)		199,527		72,124

Income tax expense	￦	314,565	￦	320,060	￦	285,349

Summary of Tax on the Group's Profit Before Tax
The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the entities as follows:

(In millions of Korean won)	2018		2019		2020
Profit before income tax expense	￦	1,033,977	￦	1,015,928	￦	1,031,605

Statutory income tax expense	￦	273,982	￦	269,018	￦	273,329
Tax effect
Income not taxable for taxation purposes		(85,322)		(1,265)		(24,657)
Non-deductible expenses		18,126		19,543		31,741
Tax credit		(20,319)		(39,190)		(47,056)
Additional payment of income taxes		11,439		3,832		429
Tax effect and adjustment on consolidation
Goodwill impairment		137		159		—
Eliminated dividend income form subsidiaries		31,966		21,917		20,682
Changes of out-side tax effect		618		13,539		38,552
Investment in-kind		82,820		—		—
Intangible Asset impairment and amortization		—		14,052		3,790
Reversal expenses of contract cost assets		—		11,213		(6,643)
Others		1,118		7,242		(4,818)

Income tax expense	￦	314,565	￦	320,060	￦	285,349

Summary of deferred tax assets and liabilities that are not recognized
Details of deferred tax assets and liabilities that are not recognized as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	2019		2020
Deductible temporary differences
Investment in subsidiaries, associates, and joint ventures	￦	610,351	￦	583,890
Unused tax loss		31,257		28,115
Unused Tax credit		—		2,654
Others		32,494		64,760

Total	￦	674,102	￦	679,419

Taxable temporary differences
Investment in subsidiaries, associates, and joint ventures	￦	141,664	￦	132,848
Others		10,372		9,568

Total	￦	152,036	￦	142,416

Summary of expected period of expiry for unused tax losses not recognized in deferred tax assets
The expected period of expiry for unused tax losses not recognized in deferred tax assets as at December 31, 2019 and 2020, is as follows:

(In millions of Korean won)	2019		2020
2021	￦	18,582	￦	2,140
2022		2,140		80,649
2023		80,649		5,848
2024		5,848		4,867
2025		4,867		2,847
2026		9,390		9,709
2027		7,888		8,389
2028		10,064		8,426
2029		2,030		2,579
2030		617		2,339

Total	￦	142,075	￦	127,793